Net Investment in Direct Finance Leases and Sales-Type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 1,659
Current	194,382
Total future minimum lease payments	196,041	$ 204,451
Financing Receivables, 1 to 29 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	963
Financing Receivables, 30 to 59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	138
Financing Receivables, 60 to 89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	377
Financing Receivables, Equal to Greater than 90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 181